Annual Fund Operating Expenses - Global X Funds - Global X AI Semiconductor & Quantum ETF - Global X AI Semiconductor & Quantum ETF Class	Sep. 17, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.50%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.